OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Other Receivables
OTHER RECEIVABLES

6.

OTHER RECEIVABLES

	December 31,
	2017	2018	2018
	CNY	CNY	US$

Withholding social insurance	6	6	1
Advance to a third party	493	—	—
Input VAT	597	597	86
Staff advances	—	13	2
Deposit	21	20	3
Receivables in relation to the disposal of Double Grow (a)	9,377	—	—
	10,494	636	92

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(a)

The amount represented receivables due from Shanghai Kangzheng Investment Management Co., Ltd. amounting to CNY9.38 million in relation to the disposal of Double Grow on December 29, 2017 as disclosed in Note 3, and the amount was received on January 26, 2019.

Impairment under IFRS 9 for the year ended December 31, 2018

For the financial assets included above, an impairment analysis is performed at each reporting date by considering the probability of default by applying a loss rate with reference to the historical loss record of the Group. The loss rate is adjusted to reflect the current conditions and forecasts of future economic conditions, as appropriate. For staff advances and deposits, management considers the probability of default to be minimal. The financial assets included in the above balances relate to receivables for which there was no recent history of default or expectation of future losses and no impairment was provided during the year.

Impairment under IAS 39 for the year ended December 31, 2017

There was no impairment of the Group’s other receivables as at December 31, 2017. For the balances of other receivables of the Group, management was of the opinion that the counterparties were with good credit quality and the balances were considered fully recoverable.